Derivative Liability - Schedule of Derivative Liabilities Measured Using Level 3 Inputs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Derivative Liabilities Measured Using Level 3 Inputs [Line Items]
Balance at beginning of period
Balance at end of period (fair value)	128
Level 3 [Member]
Schedule of Derivative Liabilities Measured Using Level 3 Inputs [Line Items]
Balance at beginning of period
Fair value upon initial recognition	162
Change in fair value recognized in earnings	(16)
Settlements / conversions	(18)
Balance at end of period (fair value)	$ 128